UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1.  Schedule of Investments.
PHOCAS REAL ESTATE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017

Shares	Security Description	Value
Common Stock (REITs) - 96.7%
Apartments - 14.7%
3,939	AvalonBay Communities, Inc.	$723,200
2,733	Camden Property Trust	219,897
4,984	Equity Residential	310,105
1,996	Essex Property Trust, Inc.	462,134
		1,715,336
Data Centers - 7.5%
5,769	CoreSite Realty Corp.	519,498
7,256	QTS Realty Trust, Inc., Class A REIT	353,730
		873,228
Diversified - 5.4%
16,514	Armada Hoffler Properties, Inc. REIT	229,380
4,049	Vornado Realty Trust	406,155
		635,535
Diversified Financials - 1.4%
12,911	Colony NorthStar, Inc., Class A REIT	166,681
Freestanding - 2.8%
7,560	Seritage Growth Properties REIT, Class A	326,214
Health Care - 3.2%
5,380	Welltower, Inc. REIT	381,012
Industrial - 9.3%
18,421	First Industrial Realty Trust, Inc.	490,551
13,759	Rexford Industrial Realty, Inc. REIT	309,853
11,449	STAG Industrial, Inc.	286,454
		1,086,858
Infrastructure - 2.4%
8,239	CorEnergy Infrastructure Trust, Inc. REIT	278,313
Lodging/Resorts - 4.5%
7,552	Chatham Lodging Trust	149,152
12,881	Pebblebrook Hotel Trust	376,254
		525,406
Manufactured Homes - 2.4%
3,536	Sun Communities, Inc.	284,047
Office - 21.9%
6,947	Alexandria Real Estate Equities, Inc.	767,782
2,782	Boston Properties, Inc.	368,365
7,166	Corporate Office Properties Trust	237,195
11,781	Hudson Pacific Properties, Inc.	408,094
4,293	Kilroy Realty Corp.	309,439
4,403	SL Green Realty Corp.	469,448
		2,560,323
Regional Malls - 7.9%
5,367	Simon Property Group, Inc.	923,285
Shares	Security Description	Value
Self Storage - 7.8%
3,115	Extra Space Storage, Inc.	$231,725
28,292	National Storage Affiliates Trust REIT	676,179
		907,904
Shopping Centers - 5.5%
13,377	Acadia Realty Trust	402,112
3,694	Regency Centers Corp.	245,245
		647,357
Total Common Stock (REITs) (Cost $8,404,300)		11,311,499
Total Investments - 96.7% (Cost $8,404,300)*		$11,311,499
Other Assets & Liabilities, Net – 3.3%		388,310
Net Assets – 100.0%		$11,699,809

REIT	Real Estate Investment Trust

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,090,349
Gross Unrealized Depreciation	(183,150)
Net Unrealized Appreciation	$2,907,199

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$11,311,499
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$11,311,499

The Level 1 value displayed in this table is Common Stock (REITs). Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 27, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	April 27, 2017